File No. 33-51061

811-07123

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                      [X]

            Pre-Effective Amendment No.                                                                                                [__]

            Post-Effective Amendment No. 141                                                                                        [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                [X]

            Amendment No. 141                                                                                                               [X]

(Check appropriate box or boxes.)

Advantage Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York  10166

(Address of Principal Executive Offices)  (Zip Code)

            Registrant's Telephone Number, including Area Code: (212) 922-6400

Bennett A. MacDougall, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

                X__  immediately upon filing pursuant to paragraph (b)

            _____  on     (date)     pursuant to paragraph (b)

            _____       (days)     days after filing pursuant to paragraph (a)(1)

            _____  on     (date)     pursuant to paragraph (a)(1)

            _____       (days)     days after filing pursuant to paragraph (a)(2)

            _____  on     (date)     pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

            _____  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 20th day of April 2017.

Advantage Funds, Inc.

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

            Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signatures	Title	Date

	/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	4/20/2017
Bradley J. Skapyak
	/s/ James Windels*	Treasurer (Principal Financial	4/20/2017
	James Windels	and Accounting Officer)
	/s/ Joseph S. DiMartino*	Chairman of the Board	4/20/2017
Joseph S. DiMartino
	/s/ Peggy C. Davis*	Board Member	4/20/2017
Peggy C. Davis
	/s/ David P. Feldman*	Board Member	4/20/2017
David P. Feldman
	/s/ Joan L. Gulley*	Board Member	4/20/2017
Joan L. Gulley
	/s/ Ehud Houminer*	Board Member	4/20/2017
Ehud Houminer
	/s/ Lynn Martin*	Board Member	4/20/2017
Lynn Martin
	/s/ Robin A. Melvin*	Board Member	4/20/2017
Robin A. Melvin
	/s/ Martin Peretz*	Board Member	4/20/2017
Martin Peretz
*BY:	/s/ Janette Farragher
Janette Farragher Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

 EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.